Financial Instruments - Carrying Values and Estimated Fair Values (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Non-Derivatives:
Cash and cash equivalents	$ 528,798	$ 174,438	$ 232,211	$ 86,564
Trade accounts receivable	54,380		28,912
Investment in listed equity securities	491,754		450,225
Current portion of long-term debt and short-term debt	(366,791)		(703,170)
Long-term interest-bearing debt - non-current portion	(1,015,486)		(920,130)
Long-term debt	(1,382,277)
Derivatives:
Realized and unrealized gains/(losses) on our investment in listed equity securities	295,048	(86,664)
Deferred finance charges	24,444		28,207
Unsecured Debt | Norwegian Bonds
Derivatives:
Debt instrument, face amount	300,000
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	528,798		232,211
Restricted cash and short-term deposits	91,466		106,073
Trade accounts receivable	54,380		28,912
Investment in listed equity securities	491,754		449,666
Trade accounts payable	(18,959)		(4,936)
Carrying value | Level 2
Non-Derivatives:
Assets held for sale (note 11)	2,669		1,697,039
Liabilities held for sale (note 11)	(1,455)		(879,477)
Current portion of long-term debt and short-term debt	(367,004)		(388,005)
Current portion of convertible bonds	0		(315,646)
Long-term interest-bearing debt - non-current portion	(740,236)		(947,855)
Carrying value | Level 2 | Norwegian Bonds
Non-Derivatives:
Long-term debt	(299,480)		0
Carrying value | Level 2 | New Fortress Energy (NFE)
Non-Derivatives:
Investment in listed equity securities	491,800
Derivatives:
Realized and unrealized gains/(losses) on our investment in listed equity securities	295,000	$ (86,700)
Carrying value | Level 2 | FLNG derivative
Derivatives:
Derivative asset	565,630		207,058
Carrying value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	32,283		0
Derivative liability	0		(17,300)
Carrying value | Level 2 | Commodity Contract
Derivatives:
Derivative asset	0		1,753
Derivative liability	(12,653)		(88)
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	528,798		232,211
Restricted cash and short-term deposits, fair value	91,466		106,073
Trade accounts receivable	54,380		28,912
Investment in listed equity securities	491,754		449,666
Trade accounts payable	(18,959)		(4,936)
Fair value | Level 2
Non-Derivatives:
Assets held for sale (note 11)	2,669		1,697,039
Liabilities held for sale (note 11)	(1,455)		(879,477)
Current portion of long-term debt and short-term debt, fair value	(367,004)		(388,005)
Current portion of convertible bonds, fair value	0		(316,561)
Long-term debt, fair value	(740,236)		(947,855)
Fair value | Level 2 | Norwegian Bonds
Non-Derivatives:
Long-term debt	(281,517)		0
Fair value | Level 2 | FLNG derivative
Derivatives:
Derivative asset	565,630		207,058
Fair value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	32,283		0
Derivative liability	0		(17,300)
Fair value | Level 2 | Commodity Contract
Derivatives:
Derivative asset	0		1,753
Derivative liability	$ (12,653)		$ (88)